Organization (Details)								12 Months Ended
	Apr. 16, 2025 USD ($) shares	Mar. 27, 2025 USD ($) $ / shares shares	Feb. 08, 2024 $ / shares shares	Sep. 16, 2021 $ / shares shares	May 12, 2021	Mar. 17, 2021 HKD ($) shares	Mar. 12, 2020 HKD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 INR (₨) shares		Dec. 31, 2023 $ / shares shares [1]	Aug. 26, 2021 $ / shares
Organization [Line Items]
Acquired value (in Dollars) | $						$ 1,900
Share capital (in Rupees) | ₨									₨ 25,000
Ordinary shares percentage								5.00%
Percentage of cancellation reduced shares			20.00%
Number of issued cancellation reduced shares			60,002,670
Shares issue			12,000,534						12,000,534	[1]	12,000,534
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.00002					$ 0.00002 [1]			$ 0.00002	$ 80
Surrendered shares			48,002,136
Ordinary shares issued				6,002,670
Public offering price (in Dollars per share) | $ / shares				$ 0.02
Mr. Chi Long Lou [Member]
Organization [Line Items]
Acquired value percentage							100.00%	1.00%
Ordinary shares issued							10,000
Acquired value (in Dollars) | $						$ 8,000	$ 10,000
Epsium BVI [Member]
Organization [Line Items]
Ordinary shares issued						8,000
Mr. Son I Tam Who [Member]
Organization [Line Items]
Ordinary shares issued						1,900
Luz [Member]
Organization [Line Items]
Acquired value percentage					80.00%			92.80%
Son I Tam [Member]
Organization [Line Items]
Acquired value percentage					20.00%
Subsequent Event [Member]
Organization [Line Items]
Aggregate gross proceeds (in Dollars) | $		$ 5,000,000
Net proceeds (in Dollars) | $		$ 4,240,500
IPO [Member] | Subsequent Event [Member]
Organization [Line Items]
Ordinary shares issued		187,500
Ordinary shares issued		1,250,000
Public offering price (in Dollars per share) | $ / shares		$ 4
Aggregate gross proceeds (in Dollars) | $		$ 5,000,000
Net proceeds (in Dollars) | $		$ 4,240,500
Over-Allotment Option [Member] | Subsequent Event [Member]
Organization [Line Items]
Ordinary shares issued	187,500
Net proceeds (in Dollars) | $	$ 667,500

[1]	Retroactively restated for the effect of share surrender and share cancellation.